Acquisition of OceanGeo - Pro Forma Income Statement Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 04, 2016	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Business Combinations [Abstract]
Net revenues		$ 518,742	$ 580,834
Loss from operations		(114,346)	(19,300)
Net loss		(126,492)	(262,974)
Net loss attributable to ION		$ (127,226)	$ (268,330)
Basic and diluted net loss per common share (usd per share) | $ / shares		$ (11.70)	$ (25.39)
Subsequent event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio of one share	0.066667